ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 5,158	$ 6,028
Provisions	1,651	1,427
Other liabilities	11,156	4,460
Total	$ 17,965	$ 11,915